Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Severance	$ (171)	$ (35)
Acquisition and other	(38)	(81)
Total severance, acquisition and other costs	$ (209)	$ (116)